Borrowings (Contractual Maturities Repurchase Agreements and FHLB Advances) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Obligations [Line Items]
Long-term Debt, Total	$ 481,934	$ 391,237
Federal Home Loan Bank Advances [Member]
Debt Obligations [Line Items]
2012	57,000
2013	27,300
2014	10,500
2015	52,500
2016 and after	53,910
Long-term Debt, Total	201,210
Reverse Repurchase Agreement [Member]
Debt Obligations [Line Items]
2012	50,000
2013	45,000
2014	56,000
2015	62,000
2016 and after	63,000
Long-term Debt, Total	$ 276,000